Changes in organization and acquisitions and disposals of subsidiaries and businesses	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure of changes in organisation and disposals [text block]
Note 30

Changes in organization and acquisitions and disposals of subsidiaries and businesses
Strategic partnership with Sumitomo Mitsui Trust Holdings
In

2019,

UBS

entered

into

a

strategic

wealth

management
partnership

in

Japan

with

Sumitomo

Mitsui Trust

Holdings, Inc.
(SuMi

Trust

Holdings).

In

January

2020,

the

first

phase

was
launched, with

operations commencing in

the joint

venture that
was established

to promote

the respective

services. At

the time,
UBS and

SuMi Trust

Holdings also

started offering

each other’s
products and services to their respective clients.
In

the

third

quarter

of

2021,

the

second

phase

of

the
partnership was completed, with the

launch of a new operational
partnership

entity,

UBS

SuMi

TRUST

Wealth

Management

Co.,
Ltd., which is 51
%-owned and controlled by

UBS, requiring UBS
to consolidate

this entity.

The new

entity offers

global securities
and wealth management

capabilities, together with the

custody,
real

estate,

inheritance

and

wealth

transfer

expertise

of

a
Japanese

trust

banking

group.

Upon

completion

of

this
transaction in

the third

quarter of

2021, shareholders’

equity of
the Group increased by USD 155

million, with no effect on profit
or loss.
Disposals of subsidiaries and businesses
Sale of remaining investment in Clearstream Fund Centre AG
In

the

second quarter

of

2021, UBS

sold its

remaining

minority
investment in Clearstream Fund Centre

AG to Deutsche Börse

AG
for

CHF
390

million.

The

transaction

followed

the

sale

of

a
majority

investment

and

successful

transfer

of

control

of
Fondcenter

AG

to

Deutsche

Börse

AG

in

2020,

when

UBS
recognized

a

post-tax gain

on sale

of

USD
631

million

in
Other
income
. The sale of

the remaining
48.8
% investment resulted

in
a post-tax gain of USD 37

million in 2021, which was recognized
in
Other income
, with no

associated net tax

expense. Long-term
commercial

cooperation

arrangements

remain

in

place

for

the
provision

of

services

by

Clearstream

to

UBS,

including

jointly
servicing banks and insurance companies.
Sale of wealth management business in Austria
In

the

third

quarter

of

2021,

UBS

completed

the

sale

of

its
domestic wealth management

business in Austria

to LGT. The sale
resulted

in

a

pre-tax

gain

of

USD
100

million,

which

was
recognized

in
Other

income
,

and

an

associated

tax

expense

of
USD 25

million.
Sale of wealth management business in Spain in 2022
In

October 2021,

UBS signed

an agreement

to sell

its

domestic
wealth

management

business

in

Spain

to

Singular

Bank.

The
agreement

includes

the

transition

of

employees,

client
relationships,

products

and services

of

the

wealth management
business of UBS in Spain. The

transaction is subject to customary
closing conditions and is expected to close in the third quarter of
2022.
As

of

31 December

2021,

the

assets

and

liabilities

of

the
business

were

presented

in

Global

Wealth

Management

as

a
disposal group held for sale within
Other non-financial assets

and
Other non-financial

liabilities

and amounted

to USD
647

million
and

USD
  823
million,

respectively.

Upon

the

closing

of

the
transaction, UBS expects

to record a

pre-tax gain of

approximately
USD 0.2

billion.
Sale of UBS Swiss Financial Advisers AG in 2022
In

December

2021,

UBS

signed

an

agreement

to

sell

its

wholly
owned

subsidiary

UBS

Swiss

Financial

Advisers

AG

(SFA)

to
Vontobel.

SFA

is

an

SEC-registered

investment

advisor

and
FINMA-licensed

securities

firm

that

offers

US

clients

tailored
investment

solutions

in

a

Switzerland-based

environment.

The
transaction

is

subject

to

customary

closing

conditions

and
regulatory approvals and is

expected to close in the

third quarter
of 2022.
As

of

31 December

2021,

the

assets

and

liabilities

that

are
subject

to

the

transaction
were
presented

in

Global

Wealth
Management as a disposal group held for sale within
Other non-
financial assets

and
Other non-financial

liabilities

and amounted
to USD 446

million and

USD
475

million, respectively.

Upon the
closing of the

transaction, UBS does not

expect a material

effect
on profit or loss or shareholders’ equity of the Group.
Acquisitions of subsidiaries and businesses in 2022
Acquisition of Wealthfront in 2022
In

January

2022,

UBS

entered

into

an

agreement

to

acquire
Wealthfront,

an

industry-leading

digital

wealth

management
provider,

for

a

cash

consideration

of

USD
1.4

billion.

The
acquisition is aligned with UBS’s growth strategy

in the Americas,
will broaden

our reach

among affluent

investors and

will add

a
new

digital-first

offering

increasing

our

distribution

capabilities.
The

transaction

is

subject

to

customary

closing

conditions,
including

regulatory

approvals,

and

is

expected

to

close

in

the
second

half

of

2022.

Upon

the

closing

of

the

transaction,
Wealthfront

will become

a wholly

owned subsidiary

of UBS

and
UBS expects to

recognize additional goodwill

and other intangible
assets of approximately USD 1.2

billion.

UBS AG
Entity [Table]
Disclosure of changes in organisation and disposals [text block]
Note 30

Changes in organization and acquisitions and disposals of subsidiaries and businesses
Strategic partnership with Sumitomo Mitsui Trust Holdings
In

2019,

UBS

AG

entered

into

a

strategic

wealth

management
partnership

in

Japan

with

Sumitomo

Mitsui Trust

Holdings, Inc.
(SuMi

Trust

Holdings).

In

January

2020,

the

first

phase

was
launched, with

operations commencing in

the joint

venture that
was established

to promote

the respective

services. At

the time,
UBS

AG

and

SuMi

Trust

Holdings

also

started

offering

each
other’s products and services to their respective clients.
In

the

third

quarter

of

2021,

the

second

phase

of

the
partnership was completed, with the

launch of a new operational
partnership

entity,

UBS

SuMi

TRUST

Wealth

Management

Co.,
Ltd., which

is
51
%-owned and

controlled by

UBS AG,

requiring
UBS

AG

to

consolidate

this

entity.

The

new

entity

offers

global
securities and wealth management capabilities,

together with the
custody, real

estate, inheritance

and wealth

transfer expertise of
a

Japanese

trust

banking

group.

Upon

completion

of

this
transaction in

the third

quarter of

2021, shareholders’

equity of
UBS AG increased by USD 155

million, with no effect on profit or
loss.
Disposals of subsidiaries and businesses
Sale of remaining investment in Clearstream Fund Centre AG
In the second

quarter of 2021,

UBS AG sold

its remaining minority
investment in Clearstream Fund Centre

AG to Deutsche Börse

AG
for

CHF
390

million.

The

transaction

followed

the

sale

of

a
majority

investment

and

successful

transfer

of

control

of
Fondcenter

AG

to

Deutsche

Börse

AG

in

2020,

when

UBS

AG
recognized

a

post-tax gain

on sale

of

USD
631

million

in
Other
income
. The sale of

the remaining
48.8
% investment resulted

in
a post-tax gain of USD 37

million in 2021, which was recognized
in
Other income
, with no

associated net tax

expense. Long-term
commercial

cooperation

arrangements

remain

in

place

for

the
provision

of

services

by

Clearstream

to

UBS,

including

jointly
servicing banks and insurance companies.
Sale of wealth management business in Austria
In

the third

quarter

of 2021,

UBS AG

completed the

sale of

its
domestic wealth management

business in Austria

to LGT. The sale
resulted

in

a

pre-tax

gain

of

USD
100

million,

which

was
recognized

in
Other

income
,

and

an

associated

tax

expense

of
USD 25

million.
Sale of wealth management business in Spain in 2022
In October 2021,

UBS AG signed

an agreement to

sell its

domestic
wealth

management

business

in

Spain

to

Singular

Bank.

The
agreement

includes

the

transition

of

employees,

client
relationships,

products

and services

of

the

wealth management
business

of

UBS

AG

in

Spain.

The

transaction

is

subject

to
customary closing conditions and is expected to close in the third quarter of 2022.
As

of

31 December

2021,

the

assets

and

liabilities

of

the
business

were

presented

in

Global

Wealth

Management

as

a
disposal group held for sale within
Other non-financial assets

and
Other non-financial

liabilities

and amounted

to USD
647

million
and

USD
  823
million,

respectively.

Upon

the

closing

of

the
transaction,

UBS
AG
expects

to

record

a

pre
-
tax

gain

of
approximately USD 0.2

billion.
Sale of UBS Swiss Financial Advisers AG in 2022
In December 2021,

UBS AG signed

an agreement to sell

its wholly
owned

subsidiary

UBS

Swiss

Financial

Advisers

AG

(SFA)

to
Vontobel.

SFA

is

an

SEC-registered

investment

advisor

and
FINMA-licensed

securities

firm

that

offers

US

clients

tailored
investment

solutions

in

a

Switzerland-based

environment.

The
transaction

is

subject

to

customary

closing

conditions

and
regulatory approvals and is

expected to close in the

third quarter
of 2022.
As

of

31 December

2021,

the

assets

and

liabilities

that

are
subject

to

the

transaction
were
presented

in

Global

Wealth
Management as a disposal group held for sale within
Other non-
financial assets

and
Other non-financial

liabilities

and amounted
to USD 446

million and

USD
475

million, respectively.

Upon the
closing

of

the

transaction,

UBS

AG

does

not

expect

a

material
effect on profit or loss or shareholders’ equity.
Acquisitions of subsidiaries and businesses in 2022
Acquisition of Wealthfront in 2022
In January

2022, UBS

AG entered

into an

agreement to

acquire
Wealthfront,

an

industry-leading

digital

wealth

management
provider,

for

a

cash

consideration

of

USD
1.4

billion.

The
acquisition is aligned with UBS’s growth strategy

in the Americas,
will broaden

our reach

among affluent

investors and

will add

a
new

digital-first

offering

increasing

our

distribution

capabilities.
The

transaction

is

subject

to

customary

closing

conditions,
including

regulatory

approvals,

and

is

expected

to

close

in

the
second

half

of

2022.

Upon

the

closing

of

the

transaction,
Wealthfront

will become

a wholly

owned subsidiary

of UBS

AG
and UBS

AG expects

to recognize

additional goodwill

and other
intangible assets of approximately USD 1.2

billion.